DISCLOSURE ON RELATED PARTIES TRANSACTION (Details) $ in Thousands	12 Months Ended
Dec. 31, 2012 USD ($)
DISCLOSURE ON RELATED PARTIES TRANSACTION [Line Items]
Consideration of the pro-rata initail purchase price	$ 5,000
Additional amounts paid to Shimon Eckhouse and other RBT shareholders	5,000
Certain milestone payments owed to Shimon Eckhouse and other RBT shareholders	$ 15,240
Percent of annual sales due to Shimon Eckhouse and other RBT shareholders	2.019%
Rakuto Bio Technologies Ltd [Member]
DISCLOSURE ON RELATED PARTIES TRANSACTION [Line Items]
Percent of issued and outstanding shares owned	9.85%